Loss per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computation of basic and diluted loss per ordinary share from operations for the years ended December 31, 2013, 2014 and 2015 was as follows:

	For the years ended December 31,
	2013	2014	2015
Numerator:
Net loss attributable to Acorn International, Inc. shareholders from operations—basic and diluted	$(39,895,878)	$(44,328,912)	$(40,158,654)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	84,115,169	82,690,613	79,226,404

loss per ordinary share:
Basic and diluted	$(0.47)	$(0.54)	$(0.51)